UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Aerospace and defense (3.5%)

Astronics Corp.(NON)	848	$33,504

Boeing Co. (The)	881	92,593

Honeywell International, Inc.	1,946	161,479

L-3 Communications Holdings, Inc.	1,133	105,539

Northrop Grumman Corp.	1,129	103,936

Raytheon Co.	1,679	120,619

		617,670
Air freight and logistics (0.8%)

bpost SA (acquired 6/20/13, cost $79,812) (Belgium)(RES)(NON)	4,165	79,457

FedEx Corp.	540	57,240

		136,697
Airlines (0.9%)

Copa Holdings SA Class A (Panama)	312	43,421

Delta Air Lines, Inc.(NON)	2,634	55,920

Gol Linhas Aereas Inteligentes SA ADR (Brazil)(NON)	5,644	20,036

Southwest Airlines Co.	3,031	41,919

		161,296
Auto components (1.4%)

BorgWarner, Inc.(NON)	522	49,814

Lear Corp.	833	57,702

Magna International, Inc. (Canada)	790	60,403

TRW Automotive Holdings Corp.(NON)	1,138	83,427

		251,346
Automobiles (0.5%)

Ford Motor Co.	5,610	94,697

		94,697
Beverages (1.7%)

Coca-Cola Co. (The)	904	36,232

Coca-Cola Enterprises, Inc.	1,756	65,920

Dr. Pepper Snapple Group, Inc.	1,587	74,176

PepsiCo, Inc.	1,531	127,900

		304,228
Biotechnology (3.4%)

Alkermes PLC(NON)	1,744	58,564

Amgen, Inc.	1,215	131,572

Biogen Idec, Inc.(NON)	230	50,170

Celgene Corp.(NON)	511	75,045

Cubist Pharmaceuticals, Inc.(NON)	1,667	103,904

Gentium SpA ADR (Italy)(NON)	3,094	44,956

Gilead Sciences, Inc.(NON)	2,158	132,609

		596,820
Capital markets (3.5%)

Ameriprise Financial, Inc.	790	70,310

Apollo Global Management, LLC. Class A	2,128	56,860

Charles Schwab Corp. (The)	1,715	37,884

Goldman Sachs Group, Inc. (The)	606	99,402

Greenhill & Co., Inc.	1,202	60,509

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(NON)	2,000	23,740

KKR & Co. LP	1,307	26,728

Morgan Stanley	2,287	62,229

Silvercrest Asset Management Group, Inc. Class A(NON)	4,933	67,089

State Street Corp.	1,133	78,936

SWS Group, Inc.(NON)	5,222	31,123

		614,810
Chemicals (2.3%)

Celanese Corp. Ser. A	1,364	65,554

CF Industries Holdings, Inc.	284	55,667

Dow Chemical Co. (The)	1,516	53,121

Huntsman Corp.	1,652	29,769

LyondellBasell Industries NV Class A	659	45,280

Methanex Corp. (Canada)	623	29,798

Monsanto Co.	655	64,701

Tronox, Ltd. Class A	1,604	34,823

W.R. Grace & Co.(NON)	493	37,872

		416,585
Commercial banks (2.9%)

BB&T Corp.	1,502	53,606

Capital Bank Financial Corp. Class A(NON)	3,200	61,120

Comerica, Inc.	809	34,415

National Bank Holdings Corp. Class A	499	9,980

PNC Financial Services Group, Inc.	1,748	132,935

Regions Financial Corp.	3,487	34,905

Wells Fargo & Co.	2,992	130,152

Zions Bancorp.	1,980	58,687

		515,800
Commercial services and supplies (1.4%)

ADT Corp. (The)(NON)	1,660	66,533

KAR Auction Services, Inc.	1,798	45,741

Mine Safety Appliances Co.	856	45,479

Pitney Bowes, Inc.	4,966	81,989

		239,742
Communications equipment (1.6%)

Blackberry, Ltd. (Canada)(NON)	2,234	19,726

Cisco Systems, Inc.	7,427	189,760

Polycom, Inc.(NON)	7,607	72,723

		282,209
Computers and peripherals (2.6%)

Apple, Inc.	628	284,170

EMC Corp.	1,689	44,167

Hewlett-Packard Co.	2,555	65,612

SanDisk Corp.(NON)	1,373	75,680

		469,629
Construction and engineering (0.4%)

Fluor Corp.	1,063	66,501

		66,501
Construction materials (0.2%)

Headwaters, Inc.(NON)	4,300	40,549

		40,549
Consumer finance (1.0%)

Discover Financial Services	1,536	76,047

SLM Corp.	3,744	92,514

		168,561
Containers and packaging (1.1%)

Avery Dennison Corp.	980	43,835

Owens-Illinois, Inc.(NON)	1,576	46,886

Rock-Tenn Co. Class A	518	59,233

Sealed Air Corp.	1,800	49,032

		198,986
Diversified consumer services (0.3%)

H&R Block, Inc.	1,450	45,574

		45,574
Diversified financial services (4.2%)

Bank of America Corp.	9,604	140,218

Citigroup, Inc.	4,012	209,186

JPMorgan Chase & Co.	6,614	368,598

Moody's Corp.	519	35,173

		753,175
Diversified telecommunication services (1.5%)

AT&T, Inc.	2,337	82,426

Intelsat SA (Luxembourg)(NON)	2,021	43,330

Iridium Communications, Inc.(NON)	3,460	29,133

Verizon Communications, Inc.	1,327	65,660

Windstream Corp.	6,248	52,171

		272,720
Electric utilities (0.6%)

Edison International	1,183	58,973

NV Energy, Inc.	1,997	47,189

		106,162
Electrical equipment (0.8%)

Emerson Electric Co.	880	54,006

Generac Holdings, Inc.	862	37,368

Schneider Electric SA (France)	579	45,999

		137,373
Electronic equipment, instruments, and components (0.7%)

CDW Corp.(NON)	3,810	81,915

Corning, Inc.	3,305	50,203

		132,118
Energy equipment and services (1.8%)

Ensco PLC Class A (United Kingdom)	734	42,088

Halliburton Co.	1,206	54,499

Helmerich & Payne, Inc.	713	45,062

Nabors Industries, Ltd.	3,245	49,941

Oil States International, Inc.(NON)	432	42,003

Schlumberger, Ltd.	1,143	92,960

		326,553
Food and staples retail (3.4%)

Costco Wholesale Corp.	595	69,788

CVS Caremark Corp.	3,028	186,192

Kroger Co. (The)	3,631	142,589

Rite Aid Corp.(NON)	20,535	61,605

Safeway, Inc.	994	25,635

Wal-Mart Stores, Inc.	869	67,730

Walgreen Co.	973	48,893

		602,432
Food products (0.5%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)	3,908	31,655

General Mills, Inc.	991	51,532

		83,187
Gas utilities (0.5%)

UGI Corp.	1,958	82,216

		82,216
Health-care equipment and supplies (1.8%)

Abbott Laboratories	914	33,480

Becton, Dickinson and Co.	416	43,148

CareFusion Corp.(NON)	1,673	64,528

Covidien PLC	1,381	85,111

Medtronic, Inc.	1,039	57,394

Stryker Corp.	410	28,889

		312,550
Health-care providers and services (3.7%)

Aetna, Inc.	1,456	93,432

AmerisourceBergen Corp.	1,057	61,591

Cardinal Health, Inc.	1,199	60,058

Catamaran Corp.(NON)	892	47,098

Community Health Systems, Inc.	996	45,876

HCA Holdings, Inc.	1,519	59,241

HealthSouth Corp.(NON)	2,237	72,837

Omnicare, Inc.	1,273	67,202

UnitedHealth Group, Inc.	1,455	105,997

WellPoint, Inc.	608	52,020

		665,352
Hotels, restaurants, and leisure (2.6%)

Bloomin' Brands, Inc.(NON)	3,695	87,202

McDonald's Corp.	320	31,386

MGM Resorts International(NON)	2,824	46,059

Penn National Gaming, Inc.(NON)	604	30,194

Red Robin Gourmet Burgers, Inc.(NON)	1,891	107,560

Vail Resorts, Inc.	892	59,746

Wyndham Worldwide Corp.	907	56,506

Wynn Resorts, Ltd.	363	48,326

		466,979
Household durables (1.5%)

Harman International Industries, Inc.	936	56,656

Newell Rubbermaid, Inc.	1,551	41,908

UCP, Inc. Class A(NON)	2,513	35,685

WCI Communities, Inc.(NON)	2,994	50,748

Whirlpool Corp.	632	84,650

		269,647
Household products (1.1%)

Colgate-Palmolive Co.	404	24,187

Energizer Holdings, Inc.	435	44,283

Kimberly-Clark Corp.	836	82,597

Procter & Gamble Co. (The)	476	38,223

		189,290
Independent power producers and energy traders (0.2%)

NRG Energy, Inc.	1,615	43,314

		43,314
Industrial conglomerates (0.8%)

General Electric Co.	5,283	128,747

Siemens AG (Germany)	174	19,053

		147,800
Insurance (4.2%)

American International Group, Inc.(NON)	1,758	80,007

Assured Guaranty, Ltd.	1,372	29,690

Genworth Financial, Inc. Class A(NON)	4,334	56,299

Hartford Financial Services Group, Inc. (The)	2,225	68,664

Health Insurance Innovations, Inc. Class A(NON)	3,676	44,590

Lincoln National Corp.	1,586	66,089

MetLife, Inc.	4,641	224,717

Prudential Financial, Inc.	1,528	120,666

Travelers Cos., Inc. (The)	731	61,075

		751,797
Internet and catalog retail (0.5%)

Amazon.com, Inc.(NON)	88	26,507

Priceline.com, Inc.(NON)	61	53,416

		79,923
Internet software and services (2.6%)

eBay, Inc.(NON)	1,258	65,026

Google, Inc. Class A(NON)	323	286,695

VeriSign, Inc.(NON)	1,283	61,379

Yahoo!, Inc.(NON)	1,886	52,978

		466,078
IT Services (2.6%)

Accenture PLC Class A	1,365	100,751

Alliance Data Systems Corp.(NON)	310	61,312

Computer Sciences Corp.	1,981	94,414

Fidelity National Information Services, Inc.	1,693	73,070

IBM Corp.	373	72,750

Unisys Corp.(NON)	403	10,454

Visa, Inc. Class A	285	50,448

		463,199
Leisure equipment and products (0.2%)

Hasbro, Inc.	937	43,102

		43,102
Life sciences tools and services (1.2%)

Agilent Technologies, Inc.	1,127	50,411

Illumina, Inc.(NON)	592	47,253

Mettler-Toledo International, Inc.(NON)	183	40,370

Thermo Fisher Scientific, Inc.	881	80,268

		218,302
Machinery (2.3%)

AGCO Corp.	1,212	68,175

Cummins, Inc.	407	49,324

Deere & Co.	792	65,791

Flowserve Corp.	840	47,611

SPX Corp.	589	45,005

Terex Corp.(NON)	938	27,652

Trinity Industries, Inc.	1,454	57,244

Wabtec Corp.	760	44,126

		404,928
Media (2.7%)

CBS Corp. Class B	968	51,149

Comcast Corp. Class A	2,445	110,221

DISH Network Corp. Class A	800	35,720

Gannett Co., Inc.	2,724	70,170

Time Warner Cable, Inc.	534	60,913

Time Warner, Inc.	1,902	118,419

WPP PLC ADR (United Kingdom)	334	30,090

		476,682
Metals and mining (0.4%)

Alcoa, Inc.	3,769	29,964

Teck Resources, Ltd. Class B (Canada)	1,883	44,119

		74,083
Multi-utilities (0.7%)

CenterPoint Energy, Inc.	2,749	68,230

CMS Energy Corp.	1,865	52,201

		120,431
Multiline retail (1.1%)

J.C. Penney Co., Inc.(NON)	785	11,461

Macy's, Inc.	1,244	60,135

Target Corp.	1,678	119,558

		191,154
Office electronics (0.3%)

Xerox Corp.	4,894	47,472

		47,472
Oil, gas, and consumable fuels (7.4%)

Anadarko Petroleum Corp.	985	87,191

Chevron Corp.	860	108,265

Exxon Mobil Corp.	3,685	345,469

Hess Corp.	832	61,951

LRR Energy LP	2,418	36,391

Marathon Oil Corp.	1,403	51,013

Marathon Petroleum Corp.	722	52,944

Murphy Oil Corp.	1,017	68,871

NGL Energy Partners LP	5,000	143,500

Noble Energy, Inc.	782	48,867

Occidental Petroleum Corp.	275	24,489

Oiltanking Partners LP (Units)	470	22,795

PBF Energy, Inc.	2,051	46,947

Phillips 66	879	54,059

Royal Dutch Shell PLC ADR (United Kingdom)	826	56,457

Suncor Energy, Inc. (Canada)	1,370	43,333

Valero Energy Corp.	1,685	60,272

		1,312,814
Paper and forest products (0.1%)

International Paper Co.	466	22,512

		22,512
Personal products (0.7%)

Coty, Inc. Class A(NON)	3,395	58,360

Herbalife, Ltd.	967	63,339

		121,699
Pharmaceuticals (3.5%)

AbbVie, Inc.	1,258	57,214

AstraZeneca PLC (United Kingdom)	773	39,220

Eli Lilly & Co.	1,309	69,521

Johnson & Johnson	1,347	125,945

Medicines Co. (The)(NON)	1,752	54,137

Merck & Co., Inc.	1,376	66,282

Pfizer, Inc.	5,776	168,832

ViroPharma, Inc.(NON)	1,431	49,112

		630,263
Professional services (0.4%)

ManpowerGroup, Inc.	898	60,049

		60,049
Real estate investment trusts (REITs) (1.1%)

American Tower Corp. Class A	1,139	80,630

Armada Hoffler Properties, Inc.	3,856	41,915

Boston Properties, LP	251	26,844

Prologis, Inc.	684	26,238

Vornado Realty Trust	316	26,800

		202,427
Real estate management and development (0.2%)

CBRE Group, Inc. Class A(NON)	1,814	42,030

		42,030
Road and rail (0.5%)

Canadian National Railway Co. (Canada)	434	43,339

Ryder System, Inc.	755	46,689

		90,028
Semiconductors and semiconductor equipment (1.8%)

Intel Corp.	4,123	96,066

Lam Research Corp.(NON)	1,216	59,852

Marvell Technology Group, Ltd.	2,949	38,249

NVIDIA Corp.	3,924	56,623

Texas Instruments, Inc.	756	29,635

Xilinx, Inc.	964	45,009

		325,434
Software (3.4%)

Microsoft Corp.	9,266	294,937

Oracle Corp.	5,573	180,287

Symantec Corp.	2,015	53,760

TiVo, Inc.(NON)	1,383	15,282

VMware, Inc. Class A(NON)	641	52,684

		596,950
Specialty retail (2.2%)

Best Buy Co., Inc.	2,887	86,870

Foot Locker, Inc.	1,166	42,128

Gap, Inc. (The)	1,521	69,814

Home Depot, Inc. (The)	940	74,288

Office Depot, Inc.(NON)	6,205	26,868

PetSmart, Inc.	351	25,700

Sears Hometown and Outlet Stores, Inc.(NON)	732	31,893

TJX Cos., Inc. (The)	714	37,157

		394,718
Textiles, apparel, and luxury goods (0.8%)

Gildan Activewear, Inc. (Canada)	1,065	47,552

Hanesbrands, Inc.	717	45,501

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	696	46,869

		139,922
Tobacco (0.8%)

Altria Group, Inc.	1,856	65,071

Philip Morris International, Inc.	917	81,778

		146,849
Trading companies and distributors (0.8%)

Air Lease Corp.	3,000	83,640

HD Supply Holdings, Inc.(NON)	2,911	62,237

		145,877

Total common stocks (cost $14,591,983)		$17,381,291

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF	3,686	$110,912

Total investment companies (cost $77,267)		$110,912

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Intelsat SA Ser. A, $2.875 cv. pfd. (Luxembourg)(NON)	541	$31,935

Iridium Communications, Inc. 144A $7.00 cv. pfd.	213	23,563

Unisys Corp. Ser. A, 6.25% cv. pfd.	61	4,369

Total convertible preferred stocks (cost $54,450)		$59,867

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)	297,195	$297,195

Total short-term investments (cost $297,195)		$297,195

TOTAL INVESTMENTS

Total investments (cost $15,020,895)(b)		$17,849,265

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,783,474.
(b)	The aggregate identified cost on a tax basis is $15,025,834, resulting in gross unrealized appreciation and depreciation of $2,999,481 and $176,050, respectively, or net unrealized appreciation of $2,823,431.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $79,457, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$408,506	$1,515,549	$1,626,860	$41	$297,195
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$2,453,744	$—	$—
Consumer staples	1,447,685	—	—
Energy	1,639,367	—	—
Financials	3,048,600	—	—
Health care	2,384,067	39,220	—
Industrials	2,142,909	65,052	—
Information technology	2,783,089	—	—
Materials	752,715	—	—
Telecommunication services	272,720	—	—
Utilities	352,123	—	—
Total common stocks	17,277,019	104,272	—
Convertible preferred stocks	—	59,867	—
Investment companies	110,912	—	—
Short-term investments	297,195	—	—

Totals by level	$17,685,126	$164,139	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013